iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  14 .3%
Helmerich & Payne, Inc. ..................... 100,130 $ 2,871,728
Nabors Industries Ltd.
(a)
..................... 14,663 796,201
Noble Corp. PLC .......................... 126,359 3,568,378
Patterson-UTI Energy, Inc. ................... 347,502 2,123,237
Seadrill Ltd.
(a)
............................ 62,805 2,173,053
Transocean Ltd.
(a)
......................... 998,165 4,122,421
Valaris Ltd.
(a)
............................. 65,155 3,283,812
18,938,830
a
Oil & Gas Equipment & Services  —  85 .5%
Archrock, Inc. ............................ 176,586 4,594,768
Atlas Energy Solutions, Inc. ................... 77,402 729,127
Baker Hughes Co. , Class A ................... 652,482 29,714,030
Bristow Group, Inc.
(a)
....................... 25,337 927,841
Cactus, Inc. , Class A ....................... 69,317 3,166,400
Core Laboratories, Inc.
(b)
..................... 46,886 751,583
Expro Group Holdings N.V.
(a) (b)
................. 101,769 1,358,616
Halliburton Co. ........................... 215,876 6,100,656
Helix Energy Solutions Group, Inc.
(a)
............. 137,732 863,580
Innovex International, Inc.
(a) (b)
.................. 38,867 850,021
Kodiak Gas Services, Inc. .................... 83,689 3,129,969
Liberty Energy, Inc. , Class A .................. 163,090 3,010,641
NOV, Inc. ............................... 367,281 5,740,602
Oceaneering International, Inc.
(a) (b)
.............. 100,467 2,414,222
ProPetro Holding Corp.
(a)
..................... 80,621 766,706
RPC, Inc. ............................... 89,540 487,098
Select Water Solutions, Inc. , Class A ............. 99,298 1,044,615
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
SLB Ltd. ................................ 785,005 $ 30,128,492
Solaris Energy Infrastructure, Inc. ............... 46,191 2,123,400
TechnipFMC PLC ......................... 135,518 6,038,682
TETRA Technologies, Inc.
(a)
................... 134,675 1,261,905
Tidewater, Inc.
(a)
.......................... 46,414 2,344,371
Weatherford International PLC ................. 72,226 5,652,407
113,199,732
a
Total Long-Term Investments — 99.8%
(Cost: $ 154,395,290 ) ................................ 132,138,562
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 2,160,110 2,161,190
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 119,057 119,057
a
Total Short-Term Securities — 1.7%
(Cost: $ 2,279,063 ) .................................. 2,280,247
Total Investments — 101.5%
(Cost: $ 156,674,353 ) ................................ 134,418,809
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (1,930,737)
Net Assets — 100.0% ................................. $ 132,488,072
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,487,873  $ —  $ (4,327,499)
(a)
$ 1,332  $ (516) $ 2,161,190  2,160,110  $ 6,763
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 202,659  —  (83,602)
(a)
—  —  119,057  119,057  4,330  —
$ 1,332  $ (516)
$ 2,280,247
$ 11,093  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Oil Equipment & Services ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 4 03/20/26 $ 377 $ (8,614)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 132,138,562  $ —  $ —  $ 132,138,562
Short-Term Securities
Money Market Funds ...................................... 2,280,247  —  —  2,280,247
$ 134,418,809  $ —  $ —  $ 134,418,809
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (8,614) $ —  $ —  $ (8,614)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.